Eaton Vance
Growth Fund
March 31, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 99.7%
Security	Shares	Value
Aerospace & Defense — 0.8%
HEICO Corp.	16,385	$ 3,129,535
		$ 3,129,535
Automobile Components — 0.6%
Aptiv PLC(1)	30,475	$ 2,427,334
		$ 2,427,334
Automobiles — 0.6%
Tesla, Inc.(1)	13,325	$ 2,342,402
		$ 2,342,402
Beverages — 0.8%
Coca-Cola Co.	49,121	$ 3,005,223
		$ 3,005,223
Biotechnology — 1.4%
AbbVie, Inc.	19,734	$ 3,593,561
Vertex Pharmaceuticals, Inc.(1)	4,710	1,968,827
		$ 5,562,388
Broadline Retail — 8.1%
Amazon.com, Inc.(1)	179,971	$ 32,463,169
		$ 32,463,169
Building Products — 1.1%
Trane Technologies PLC	14,339	$ 4,304,568
		$ 4,304,568
Capital Markets — 2.8%
Blue Owl Capital, Inc.	108,346	$ 2,043,406
Intercontinental Exchange, Inc.	14,189	1,949,994
S&P Global, Inc.	7,369	3,135,141
Tradeweb Markets, Inc., Class A	38,111	3,970,023
		$ 11,098,564
Commercial Services & Supplies — 2.2%
Copart, Inc.(1)	72,349	$ 4,190,454
Waste Connections, Inc.	26,570	4,570,306
		$ 8,760,760
Security	Shares	Value
Consumer Staples Distribution & Retail — 2.4%
Costco Wholesale Corp.	9,317	$ 6,825,914
Walmart, Inc.	47,595	2,863,791
		$ 9,689,705
Electrical Equipment — 1.4%
AMETEK, Inc.	29,446	$ 5,385,673
		$ 5,385,673
Entertainment — 1.7%
Netflix, Inc.(1)	11,486	$ 6,975,792
		$ 6,975,792
Financial Services — 3.3%
Shift4 Payments, Inc., Class A(1)	55,655	$ 3,677,126
Visa, Inc., Class A	34,297	9,571,607
		$ 13,248,733
Food Products — 0.9%
Mondelez International, Inc., Class A	49,996	$ 3,499,720
		$ 3,499,720
Ground Transportation — 1.3%
Uber Technologies, Inc.(1)	66,521	$ 5,121,452
		$ 5,121,452
Health Care Equipment & Supplies — 2.6%
Intuitive Surgical, Inc.(1)	15,606	$ 6,228,199
Stryker Corp.	11,484	4,109,779
		$ 10,337,978
Health Care Providers & Services — 1.3%
UnitedHealth Group, Inc.	10,505	$ 5,196,823
		$ 5,196,823
Hotels, Restaurants & Leisure — 0.9%
Starbucks Corp.	41,178	$ 3,763,257
		$ 3,763,257
Interactive Media & Services — 10.8%
Alphabet, Inc., Class A(1)	137,714	$ 20,785,174
Alphabet, Inc., Class C(1)	60,430	9,201,072
Meta Platforms, Inc., Class A	27,335	13,273,329
		$ 43,259,575

Eaton Vance
Growth Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
IT Services — 1.0%
Accenture PLC, Class A	11,664	$ 4,042,859
		$ 4,042,859
Life Sciences Tools & Services — 1.2%
Illumina, Inc.(1)	13,156	$ 1,806,582
Thermo Fisher Scientific, Inc.	4,932	2,866,528
		$ 4,673,110
Pharmaceuticals — 2.8%
Eli Lilly & Co.	14,522	$ 11,297,535
		$ 11,297,535
Professional Services — 1.1%
TransUnion	53,507	$ 4,269,859
		$ 4,269,859
Real Estate Management & Development — 1.8%
CoStar Group, Inc.(1)	35,193	$ 3,399,644
FirstService Corp.	23,448	3,887,678
		$ 7,287,322
Semiconductors & Semiconductor Equipment — 15.5%
Analog Devices, Inc.	33,255	$ 6,577,506
Lam Research Corp.	11,179	10,861,181
NVIDIA Corp.	44,773	40,455,092
QUALCOMM, Inc.	22,092	3,740,176
		$ 61,633,955
Software — 20.7%
Adobe, Inc.(1)	23,471	$ 11,843,466
Autodesk, Inc.(1)	12,211	3,179,989
Fair Isaac Corp.(1)	2,032	2,539,207
Fortinet, Inc.(1)	45,957	3,139,323
Intuit, Inc.	17,392	11,304,800
Microsoft Corp.	96,073	40,419,832
Salesforce, Inc.	24,387	7,344,877
Zscaler, Inc.(1)	14,960	2,881,745
		$ 82,653,239
Security	Shares	Value
Specialty Retail — 3.5%
Burlington Stores, Inc.(1)	10,193	$ 2,366,713
Home Depot, Inc.	7,688	2,949,117
TJX Cos., Inc.	85,298	8,650,923
		$ 13,966,753
Technology Hardware, Storage & Peripherals — 6.3%
Apple, Inc.	145,855	$ 25,011,215
		$ 25,011,215
Textiles, Apparel & Luxury Goods — 0.8%
NIKE, Inc., Class B	33,086	$ 3,109,422
		$ 3,109,422
Total Common Stocks (identified cost $152,531,044)		$397,517,920

Short-Term Investments — 0.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(2)	1,924,985	$ 1,924,985
Total Short-Term Investments (identified cost $1,924,985)		$ 1,924,985
Total Investments — 100.2% (identified cost $154,456,029)		$399,442,905
Other Assets, Less Liabilities — (0.2)%		$ (660,110)
Net Assets — 100.0%		$398,782,795
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2024.

Eaton Vance
Growth Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at March 31, 2024.
Affiliated Investments
At March 31, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $1,924,985, which represents 0.5% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended March 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$669,865	$7,293,671	$(6,038,551)	$ —	$ —	$1,924,985	$12,834	1,924,985
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$397,517,920*	$ —	$ —	$397,517,920
Short-Term Investments	1,924,985	—	—	1,924,985
Total Investments	$399,442,905	$ —	$ —	$399,442,905
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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